Leases and Commitments (Minimum Rental Commitments and Purchase Obligations) (Details) $ in Millions	Dec. 31, 2015 USD ($)
2016, Leases	$ 72.3
2017, Leases	55.3
2018, Leases	45.3
2019, Leases	39.3
2020, Leases	33.9
Later years, Leases	100.2
Sublease rental income, Leases	(33.3)
Total, Leases	313.0
2016, Purchase Obligations	143.8
2017, Purchase Obligations	96.2
2018, Purchase Obligations	63.0
2019, Purchase Obligations	53.7
2020, Purchase Obligations	50.2
Later years, Purchase Obligations	49.3
Total, Purchase Obligations	$ 456.2